UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows provided by (used in) operating activities
Net loss for the period	€ (254,142)	€ (136,864)
Adjustments for:
Elimination of amortization of intangibles and depreciation of property, plant and equipment	796	821
Elimination of retirement benefit obligations	106	47
Elimination of share-based compensation expenses	22,497	15,767
Net gain on sale of treasury shares	0	(16)
Interest expenses and other financial expenses	36,463	14,659
Financial income	(18,866)	(9,169)
Effect of unwinding the discount related to advances	(536)	(520)
Increase/(decrease) in derivatives and liabilities measured at fair value	62,330	1,691
Forgiveness of conditional advances	0	(4,140)
Other	65	(73)
Cash flows provided by (used in) operating activities before change in working capital requirements	(151,287)	(117,797)
Decrease / (increase) in other receivables and related accounts	(2,301)	1,365
Increase / (decrease) in trade payables	(14,260)	(3,613)
Increase / (decrease) in tax and social security liabilities	3,428	(574)
Change in provisions, deferred income and other liabilities	26,519	61
Changes in working capital requirements	13,386	(2,761)
Cash flows provided by (used in) operating activities	(137,901)	(120,558)
Cash flows provided by (used in) investing activities
Acquisitions of intangible assets	0	(3)
Acquisitions of property, plant and equipment	(55)	(547)
Advances reimbursed by / (made to) CROs	80	0
Increase in deposits	(230)	(212)
Decrease in deposits	120	9,050
Interest received	4,634	6,919
Cash flows provided by (used in) investing activities	4,549	15,206
Cash flows provided by (used in) financing activities
Capital increases	648,124	0
Repayments / (payments) related to capital increase	(40,042)	446
Net proceeds from non-convertible bond loans	0	47,944
Exercise of warrants	2,667	0
Repayments of non-convertible bond loans	(14,551)	0
Repayments of convertible loan notes	(2,188)	(6,563)
Repayment of PGE	(1,250)	(1,250)
Net proceeds from sale of treasury shares	0	120
Repayments of conditional advances	0	(1,142)
Payments of the lease liabilities	(782)	(403)
Interest paid	(5,422)	(5,364)
Other	300	245
Cash flows provided by (used in) financing activities	586,857	34,033
Effect of movements in exchange rates on cash held	(8,940)	(171)
Revaluation of cash equivalents measured at fair value	916	0
Increase (decrease) in cash and cash equivalents	445,481	(71,491)
Cash and cash equivalents at the beginning of the year	144,221	251,942
Cash and cash equivalents at the end of the year	€ 589,703	€ 180,451